Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Cash Flows [Abstract]
Cash of discontinued operations	$ 57,762	$ 34,651	$ 56,091